Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, the Company has not granted awards of stock options or similar option-like instruments to its executive officers since 2010. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant to Item 402(x)(2) of Regulation S-K.
Award Timing Method
In response to Item 402(x)(1) of Regulation S-K, the Company has not granted awards of stock options or similar option-like instruments to its executive officers since 2010. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant to Item 402(x)(2) of Regulation S-K.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In response to Item 402(x)(1) of Regulation S-K, the Company has not granted awards of stock options or similar option-like instruments to its executive officers since 2010. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant to Item 402(x)(2) of Regulation S-K.
MNPI Disclosure Timed for Compensation Value	false